Subsidiaries (Schedule of Subsidiaries) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Current assets		$ 327,715	$ 1,504,641
Non-current assets		1,127,403	1,021,216
Current liabilities		(89,918)	(806,322)
Non-current liabilities		(649,482)	(668,188)
Carrying amount of NCI		66,695	68,229
Revenue		364,012	365,704	$ 324,253
Profit/(loss) for the year		444,838	268,120	(394,002)
Other comprehensive income/(loss)		(6,191)	41,428	9,079
Profit attributable to NCI		10,625	31,530	17,935
Cash flows from operating activities		52,379	391,851	162,337
Cash flows from investing activities		(113,383)	584,497	(399,638)
Cash flows from financing activities excluding dividends paid to non-controlling interests		(1,217,601)	97,121	174,561
Effect of changes in the exchange rate on cash and cash equivalents		(7,660)	17,284	5,422
Net increase/(decrease) in cash equivalents		$ (1,278,605)	$ 1,073,469	$ (62,740)
OPC [Member]
Disclosure of subsidiaries [line items]
NCI percentage	[1]	32.23%	34.82%
Current assets		$ 184,211	$ 204,461
Non-current assets		720,469	736,123
Current liabilities		(77,792)	(99,441)
Non-current liabilities		(624,570)	(667,996)
Net assets		202,318	173,147
Carrying amount of NCI		65,215	60,290
Revenue		363,262	365,395
Profit/(loss) for the year		26,266	15,934
Other comprehensive income/(loss)		(14,280)	8,514
Profit attributable to NCI		11,396	8,323
OCI attributable to NCI		(4,554)	3,686
Cash flows from operating activities		85,581	110,290
Cash flows from investing activities		(102,080)	(154,194)
Cash flows from financing activities excluding dividends paid to non-controlling interests		(34,474)	165,107
Dividends paid to non-controlling interests			(4,159)
Effect of changes in the exchange rate on cash and cash equivalents		(7,570)	7,126
Net increase/(decrease) in cash equivalents		$ (58,543)	$ 124,170
Samay I.S.A [Member]
Disclosure of subsidiaries [line items]
NCI percentage	[1],[2]			25.10%
Current assets	[2]			$ 75,485
Non-current assets	[2]			380,947
Current liabilities	[2]			(73,846)
Non-current liabilities	[2]			(311,030)
Net assets	[2]			71,556
Carrying amount of NCI	[2]			17,961
Revenue	[2]			40,000
Profit/(loss) for the year	[2]			548
Other comprehensive income/(loss)	[2]			4,825
Profit attributable to NCI	[2]			138
OCI attributable to NCI	[2]			1,211
Cash flows from operating activities	[2]			(1,276)
Cash flows from investing activities	[2]			(60,468)
Cash flows from financing activities excluding dividends paid to non-controlling interests	[2]
Dividends paid to non-controlling interests				47,088
Effect of changes in the exchange rate on cash and cash equivalents	[2]			373
Net increase/(decrease) in cash equivalents	[2]			$ (14,283)
Nicaragua Energy Holding [Member]
Disclosure of subsidiaries [line items]
NCI percentage	[1],[2]			35.42%
Current assets	[2]			$ 41,630
Non-current assets	[2]			144,313
Current liabilities	[2]			(26,053)
Non-current liabilities	[2]			(100,834)
Net assets	[2]			59,056
Carrying amount of NCI	[2]			20,918
Revenue	[2]			90,017
Profit/(loss) for the year	[2]			7,511
Other comprehensive income/(loss)	[2]
Profit attributable to NCI	[2]			2,660
OCI attributable to NCI	[2]
Cash flows from operating activities	[2]			17,737
Cash flows from investing activities	[2]			(931)
Cash flows from financing activities excluding dividends paid to non-controlling interests	[2]			(4,004)
Dividends paid to non-controlling interests				(26,440)
Effect of changes in the exchange rate on cash and cash equivalents	[2]			(348)
Net increase/(decrease) in cash equivalents	[2]			$ (13,986)
Kallpa Generacion S.A. [Member]
Disclosure of subsidiaries [line items]
NCI percentage	[1],[2]			25.10%
Current assets	[2]			$ 108,246
Non-current assets	[2]			611,928
Current liabilities	[2]			(55,323)
Non-current liabilities	[2]			(511,277)
Net assets	[2]			153,574
Carrying amount of NCI	[2]			38,547
Revenue	[2]			438,475
Profit/(loss) for the year	[2]			35,820
Other comprehensive income/(loss)	[2]
Profit attributable to NCI	[2]			8,991
OCI attributable to NCI	[2]
Cash flows from operating activities	[2]			114,838
Cash flows from investing activities	[2]			(16,082)
Cash flows from financing activities excluding dividends paid to non-controlling interests	[2]			(16,943)
Dividends paid to non-controlling interests				(88,911)
Effect of changes in the exchange rate on cash and cash equivalents	[2]			198
Net increase/(decrease) in cash equivalents	[2]			$ (6,900)
Cerro del Aguila S.A. [Member]
Disclosure of subsidiaries [line items]
NCI percentage	[1],[2]			25.10%
Current assets	[2]			$ 53,843
Non-current assets	[2]			949,440
Current liabilities	[2]			(85,935)
Non-current liabilities	[2]			(618,219)
Net assets	[2]			299,129
Carrying amount of NCI	[2]			75,081
Revenue	[2]			49,646
Profit/(loss) for the year	[2]			9
Other comprehensive income/(loss)	[2]			10,449
Profit attributable to NCI	[2]			2
OCI attributable to NCI	[2]			2,623
Cash flows from operating activities	[2]			25,629
Cash flows from investing activities	[2]			(69,372)
Cash flows from financing activities excluding dividends paid to non-controlling interests	[2]
Dividends paid to non-controlling interests				62,823
Effect of changes in the exchange rate on cash and cash equivalents	[2]			369
Net increase/(decrease) in cash equivalents	[2]			$ 19,449

[1]	The NCI percentage represents the effective NCI of the Group.
[2]	These entities are discontinued operations in 2017.